Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Costs And Expenses [line items]
Total Research and Development expenses	€ 21,522	€ 25,196	€ 23,577
Percentage of changes in research and development expense	15.00%	7.00%
Changes in general and administrative expenses	€ 200
Percentage of increase in general and administrative expenses		3.00%
General and administrative expense		€ 9,100	10,400
Bottom of range [member]
Disclosure Of Operating Costs And Expenses [line items]
General and administrative expense			€ 1,300